Commitments and Contingencies - Financial Services has Various Agreements to Extend Credit (Detail) - Wholesale and dealer financing $ in Millions	Dec. 31, 2019 USD ($)
Line of Credit Facility [Line Items]
Total Credit Limit	$ 6,817
Utilized	3,864
Not Utilized	$ 2,953